                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended: MARCH 31, 2007

Check here if amendment |_| Amendment Number |_|
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager filing this report:

Name:    SSGA FUNDS MANAGEMENT, INC.
Address: STATE STREET FINANCIAL CENTER
         ONE LINCOLN STREET
         BOSTON, MASSACHUSETTS 02111

Form 13F File Number: 28-11338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of the reporting manager:

Name:      PETER A. AMBROSINI
Title      SENIOR PRINCIPAL, DIRECTOR OF COMPLIANCE
Telephone: 617-664-1211

Signature, Place, and Date of Signing:


      /s/ PETER A. AMBROSINI               Boston, Massachusetts    May 14, 2007
----------------------------------------   ---------------------    ------------
           [Signature]                         [City, State]           [Date]

Report Type (Check only one):

|_| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|X| 13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
(if there are no entries in this list, omit this section.)

File Number   Name

28-00399      State Street Corporation